MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
MARKETABLE SECURITIES [Text Block]
3.	MARKETABLE SECURITIES

The Company was originally issued 1,182,331 common shares of Grande Portage Resources Ltd. (“ Grande Portage ”), as a result of the sale of the Company’s 35% interest in the Herbert Gold project on July 29, 2016. On November 9, 2017, an additional 760,464 shares were allotted after Grande Portage completed financings up to $1 million to maintain Quaterra’s interest at 9% pursuant to the terms of the sale agreement.  As of December 31, 2017, the Company held 1,942,795 common shares of Grande Portage with a fair value of $286,502.

These shares are classified as available-for-sale and recorded at fair market value determined by reference to their closing share price at each reporting date. Any fair value gain or loss is recognized in the other comprehensive income (loss) at each reporting date.

During the year ended December 31, 2017, a $31,324 loss was recognized in other comprehensive income (loss).